VESSELS UNDER FINANCE LEASE, NET - Changes in Finance Lease Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Movement In Capital Leased Assets [Roll Forward]
Cost, beginning balance	$ 140,501	$ 358,995	$ 607,449
Impairment loss			(187,379)
Lease termination		(218,494)	(61,075)
Additions	343,564
Cost, ending balance	484,065	140,501	358,995
Movement In Capital Leased Assets, Accumulated Depreciation [Roll Forward]
Accumulated depreciation, beginning balance	(49,825)	(107,297)	(71,016)
Impairment loss			(4,727)
Lease termination		83,601	23,192
Depreciation	(15,850)	(26,129)	(64,200)
Accumulated depreciation, ending balance	(65,675)	(49,825)	(107,297)
Net Carrying Value	$ 418,390	$ 90,676	$ 251,698	$ 536,433